EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE

NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2012 and 2011:

	December 31,	December 31,
	2012	2011

Net loss attributed to common shareholders	$(6,735,281)	$(1,353,903)

Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204

Income (loss) per common share - basic	$(0.22)	$(0.05)

Income (loss) per common share- diluted	$(0.22)	$(0.05)

Securities outstanding that were excluded from the computation of earnings per share for the year ended December 31, 2012 and 2011 because they would have been anti-dilutive are as follows:

	December 31,	December 31,
	2012	2011

Warrants	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 (number of shares including related warrants upon conversion of 3,061,034)	4,706,782	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Options	465,000	35,000
	19,436,446	9,403,701